Leases - Schedule of Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Maturity Lease Liabilities [Abstract]
2025 (remainder of year)	$ 252,415
2026	726,394	$ 990,055
Total lease payments	978,809	1,716,449
Less: imputed interest	(47,786)	(140,950)
Total lease liabilities	$ 931,023	$ 1,575,499